UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5079

John Hancock Tax-Exempt Series Fund
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      August 31

Date of reporting period:     August 31, 2004

ITEM 1.  REPORT TO SHAREHOLDERS.

JOHN HANCOCK
New York Tax-Free Income Fund

8.31.2004

Annual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chairman, President and Chief Executive Officer, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 15

Trustees & officers
page 28

For more information
page 33

Dear Fellow Shareholders,

I am pleased to be writing to you as Chairman, President and Chief Executive Officer of John Hancock Funds, LLC.

As you may know, John Hancock Financial Services, Inc. -- the parent company of John Hancock Funds -- was acquired by Manulife Financial Corporation on April 28, 2004. Although this change has no impact on the mutual funds you have invested in, it did bring with it some changes in the executive-level management of John Hancock Funds. Specifically, Maureen Ford Goldfarb has decided to step down as Chairman, President and Chief Executive Officer of John Hancock Funds, LLC in order to pursue personal interests, and I was named her replacement. Since her appointment in January 2000, Maureen has provided John Hancock Funds with strong leadership and steady guidance through several years of extremely turbulent market and industry conditions.

Additionally, on May 12, 2004, your fund's Board of Trustees appointed me to the roles of Trustee, President and Chief Executive Officer of your fund. On June 15, 2004, the board also appointed Charles L. Ladner as independent Chairman of the Board of Trustees, a position previously held by Ms. Goldfarb. This appointment came in advance of new SEC regulations requiring all mutual funds to have independent chairmen.

As to our backgrounds, I have been in the investment business for over 25 years, most recently as President of Retirement Services at John Hancock Financial Services. My responsibilities included developing and directing the sale of John Hancock's variable and fixed annuity products through a diverse distribution network of banks and broker-dealers -- including wirehouses, regional brokerage houses and financial planners.

Mr. Ladner has served as an independent member of John Hancock Funds' Board of Trustees since 1992 and formerly held the position of Senior Vice President and Chief Financial Officer of UGI Corporation, a public utility holding company in Valley Forge, PA, until his retirement in 1998. He brings a wealth of knowledge, experience and leadership and we are delighted to have him serve as Chairman.

Although there has been change in executive-level management, the one thing that never wavers is John Hancock Funds' commitment to placing the needs of our shareholders above all else. We are all dedicated to the task of working with you and your financial advisor to help you reach your long-term financial goals.

Sincerely,

/S/ James A. Shepherdson

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of August 31, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks a
high level of current
income, consistent
with preservation of
capital, that is
exempt from
federal, New York
State and New York
City personal
income taxes. In
pursuing this goal,
the Fund normally
invests at least 80%
of its assets in
securities of any
maturity exempt
from federal and
New York personal
income taxes.

Over the last twelve months

* Despite an improving economic environment, municipal bonds performed well, outpacing the broad taxable bond market.

* The Fund's emphasis on individual security selection helped it outperform its benchmark index and peer group average.

* Tobacco-related municipal bonds and essential-purpose bonds contributed favorably to Fund performance.

[Bar chart with heading "John Hancock New York Tax-Free Income Fund." Under the heading is a note that reads "Fund performance for the year ended August 31, 2004." The chart is scaled in increments of 4% with 0% at the bottom and 8% at the top. The first bar represents the 7.54% total return for Class A. The second bar represents the 6.80% total return for Class B. The third bar represents the 6.80% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 3.9%   Puerto Rico Aqueduct and Sewer Auth., 7-1-11, 10.220%
 3.4%   New York State Dormitory Auth., 5-15-19, 5.500%
 3.2%   New York State Dormitory Auth., 11-15-23, 5.250%
 3.2%   Port Auth. of New York and New Jersey, 7-15-18, 5.500%
 3.2%   Tobacco Settlement Financing Corp., 6-1-18, 5.500%
 2.7%   Triborough Bridge & Tunnel Auth., 1-1-21, 6.125%
 2.4%   Puerto Rico Public Finance Corp., 8-1-29, 5.500%
 2.4%   Islip Community Development Agency, 3-1-26, 7.500%
 2.3%   New York, City of, 12-1-17, 5.250%
 2.3%   New York City Municipal Water Finance Auth., 6-15-33, 5.500%

As a percentage of net assets on August 31, 2004.

BY JAMES T. COLBY, III, AND DIANNE SALES, CFA, PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
New York Tax-Free Income Fund

U.S. bonds, including municipal bonds, posted favorable returns for the year ended August 31, 2004. Most of the positive performance in the bond market occurred during the first half of the period. Despite evidence of a burgeoning economic recovery -- including the strongest quarter of U.S. economic growth in nearly 20 years -- bond prices rose and yields fell thanks to anemic job growth and the Federal Reserve's stable interest rate policy.

However, April brought the strongest monthly employment report in nearly four years, and job growth remained healthy in the subsequent two months. As a result, bond yields reversed course, rising to their highest levels in two years by the middle of June. The Fed followed with two short-term interest rate hikes in late June and August -- boosting the federal funds rate from 1% to 1.5% -- that were consistent with the Fed's stated plan to raise rates at a "measured" pace. This brought some comfort to the bond market, as did signs that economic growth was moderating. Consequently, yields declined during the last two months of the period, ending about where they began in early 2004. Municipal bonds outperformed the broad taxable bond market during the one-year period.

"U.S. bonds, including
 municipal bonds, posted
 favorable returns for the year
 ended August 31, 2004."

A year ago, many state and local governments were struggling with severe budget deficits, but the economic recovery has provided a lift to tax revenues, enabling states to make progress toward balancing their budgets. Unfortunately, New York is the exception to the rule. The state's budget is projected to show a deficit in the current 2005 fiscal year. Consequently, the state of New York's credit rating is under close scrutiny by the major rating agencies. Nonetheless, the state's bonds performed well over the past year, largely as a result of reduced issuance, which is down 20% from 2003 levels.

[Photos of James Colby and Dianne Sales flush right next to first paragraph.]

Fund performance

For the year ended August 31, 2004, John Hancock New York Tax-Free Income Fund's Class A, Class B and Class C shares posted total returns of 7.54%, 6.80% and 6.80%, respectively, at net asset value. The average New York municipal debt fund returned 6.31%, according to Lipper, Inc.,1 while the return of the Lehman Brothers Municipal Bond Index was 7.11%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

The Fund's outperformance of its Lipper group and benchmark index resulted from the successful execution of our management strategy over the past year. The key elements of this strategy included lowering the portfolio's interest rate sensitivity, maintaining an above-average yield and continuing our emphasis on credit research and individual security selection.

Tobacco bonds shine

Although every sector in the portfolio posted positive results, the best performers by a wide margin were tobacco-related municipal bonds, which posted double-digit gains during the one-year period. These securities, which are backed by the proceeds from a legal settlement between the major tobacco companies and the state of New York (as well as 45 other states), often react sharply to court decisions on pending litigation, and the outcomes over the past year were generally positive. Although litigation remains a risk, we believe that these bonds provide more than adequate compensation for this risk, and we intend to maintain a position in tobacco bonds.

"Although every sector in the
 portfolio posted positive results,
 the best performers by a wide
 margin were tobacco-related
 municipal bonds..."

Infrastructure bonds boost results

Another segment of the market that contributed favorably to portfolio performance was the essential services sector. Given the state's budgetary struggles, municipal bonds with a stable, independent revenue stream were in high demand. An example is essential-purpose bonds, which are backed by essential services such as water, sewer and electricity. They posted attractive returns in the period.

[Table at top left-hand side of page entitled "Top five industry groups 2." The first listing is Education 17%, the second is Water & sewer 14%, the third is Health 11%, the fourth is General obligations 10% and the fifth is Public facility 8%.]

Education-oriented municipal bonds, which were the largest sector weighting in the portfolio at the end of the period, also fit into this group. Many of these securities are backed by projects in the New York state university system.

Reining in volatility

The primary structural change we made to the portfolio over the past year was to reduce interest rate sensitivity. Our goals were less volatility, more stable returns and protection against rising interest rates. To accomplish this, we sold some of the portfolio's securities that have the greatest sensitivity to interest rates. These securities included long-term bonds, which served the portfolio well when rates were declining but would suffer the most in a rising interest rate environment, and bonds selling at significant discounts.

Outlook

The bond market faces a challenging environment. Despite recent evidence of moderating economic growth, we believe the underlying strength of the economy remains intact. The Fed is expected to continue raising short-term interest rates in the coming months, albeit at a gradual pace. These factors are likely to put upward pressure on bond yields going forward.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 8-31-04." The chart is divided into three sections (from top to right): Revenue bonds 89%, General obligation bonds 10% and Other 1%.]

[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performance...and what's behind the numbers." The first listing is Tobacco-related bonds followed by an up arrow with the phrase "Benefited from favorable litigation rulings." The second listing is Essential services bonds followed by an up arrow with the phrase "Strong demand for bonds with stable revenue streams." The third listing is NY general obligation bonds followed by a down arrow with the phrase "The state's budget problems weighed on these securities."]

Nonetheless, our outlook for the municipal bond market is favorable. Long-term municipal bonds currently offer yields that are 90%--95% of Treasury bond yields -- a historically high percentage. As a result, municipal bonds are likely to hold up better than their taxable counterparts in a rising rate environment.

"In New York, we expect the rebound
 in tax revenues to continue, which
 should help sustain the state's current
 credit rating."

In New York, we expect the rebound in tax revenues to continue, which should help sustain the state's current credit rating. However, the state will need to overcome some political and fiscal headwinds in order to successfully balance its budget.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 Source: J.J. Kenny.

A LOOK AT
PERFORMANCE

For the period ended
August 31, 2004

                                           Class A      Class B      Class C
Inception date                             9-13-87      10-3-96       4-1-99

Average annual returns with maximum sales charge (POP)
One year                                      2.71%        1.80%        5.80%
Five years                                    5.08         4.98         5.31
Ten years                                     5.45           --           --
Since inception                                 --         4.95         4.25

Cumulative total returns with maximum sales charge (POP)
One year                                      2.71         1.80         5.80
Five years                                   28.12        27.51        29.51
Ten years                                    69.94           --           --
Since inception                                 --        46.55        25.31

SEC 30-day yield as of August 31, 2004
                                              3.97%        3.47%        3.46%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.50% and Class C shares of 1% (eliminated effective July 15, 2004), and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund's income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Lehman Brothers Municipal Bond Index.

                                          Lehman
                                        Brothers
             Cum Value    Cum Value    Municipal
               of $10K      of $10K         Bond
Plot Date     (No Load)     (W/Load)       Index
8-31-94        $10,000      $ 9,500      $10,000
9-30-94          9,816        9,376        9,853
2-28-95         10,207        9,749       10,281
8-31-95         10,718       10,238       10,886
2-29-96         11,292       10,787       11,416
8-31-96         11,279       10,774       11,457
2-28-97         11,823       11,294       12,045
8-31-97         12,348       11,795       12,516
2-28-98         12,979       12,398       13,146
8-31-98         13,412       12,811       13,598
2-28-99         13,692       13,079       13,954
8-31-99         13,267       12,673       13,676
2-29-00         13,149       12,560       13,644
8-31-00         14,056       13,427       14,587
2-28-01         14,930       14,262       15,350
8-31-01         15,679       14,977       16,079
2-28-02         15,739       15,034       16,399
8-31-02         16,312       15,582       17,083
2-28-03         16,766       16,015       17,657
8-31-03         16,545       15,804       17,619
2-29-04         17,721       16,927       18,768
8-31-04         17,791       16,994       18,871

[Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Lehman Brothers Municipal Bond Index and is equal to $18,871 as of August 31, 2004. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock New York Tax-Free Income Fund, without sales charge (NAV), and is equal to $17,791 as of August 31, 2004. The third line represents the value of the same hypothetical investment made in the John Hancock New York Tax-Free Income Fund, with maximum sales charge (POP), and is equal to $16,994 as of August 31, 2004.]

                                    Class B 1    Class C 1
Period beginning                    10-3-96       4-1-99
Without sales charge                $14,655      $12,531
With maximum sales charge            14,655       12,531
Index                                16,245       13,505

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of August 31, 2004. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance. It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on February 29, 2004, with the same investment held until August 31, 2004.

Account value                                         Expenses paid
$1,000.00                    Ending value             during period
on 2-29-04                    on 8-31-04              ended 8-31-04 1

Class A                        $1,004.10                      $5.10
Class B                         1,000.60                       8.61
Class C                         1,000.60                       8.61

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2004 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on February 29, 2004, with the same investment held until August 31, 2004. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                                         Expenses paid
$1,000.00                    Ending value             during period
on 2-29-04                    on 8-31-04              ended 8-31-04 1

Class A                        $1,020.05                      $5.14
Class B                         1,016.53                       8.68
Class C                         1,016.53                       8.68

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.


1 Expenses are equal to the Fund's annualized expense ratio of 1.01%, 1.71% and 1.71% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 or 366] (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

This schedule has one main category, tax-exempt long-term bonds, which is broken down by state or territory. Under each state or territory is a list of securities owned by the Fund.

Securities owned
by the Fund on
August 31, 2004


                                                            Interest  Maturity         Credit       Par value
State, issuer, description                                      rate  date             rating (A)        (000)           Value
Tax-exempt long-term bonds 98.93%                                                                                  $67,348,089
(Cost $62,228,655)

Florida 1.30%                                                                                                          887,572
Capital Trust Agency,
Rev Seminole Tribe Convention
Ser 2002A (G)                                                 10.000% 10-01-33            BB              $500         597,775
Rev Seminole Tribe Convention
Ser 2003A (G)                                                  8.950  10-01-33            BB               250         289,797

New York 84.60%                                                                                                     57,592,742
Albany Parking Auth,
Rev Ref Ser 2001A                                              5.625  07-15-25            BBB+             750         789,120
Chautauqua Tobacco Asset Securitization Corp,
Rev Ref Asset Backed Bond                                      6.750  07-01-40            BBB            1,000       1,009,550
Hempstead Town Industrial
Development Agency,
Rev Civic Facil Hofstra Univ                                   5.250  07-01-19            A              1,000       1,066,120
Islip Community Development Agency,
Rev Ref NY Institute of Technology                             7.500  03-01-26            AAA            1,500       1,655,985
Metropolitan Transportation Auth,
Rev Serv Contract Commuter Facil Ser 3                         7.375  07-01-08            A3               705         785,497
Monroe Newpower Corp,
Rev Ref Pwr Facil                                              5.100  01-01-16            BBB            1,000       1,044,880
Nassau County Industrial Development Agency,
Rev Ref North Shore Hlth Sys Projs
Ser 2001A                                                      6.250  11-01-21            A3               275         298,606
Rev Ref North Shore Hlth Sys Projs
Ser 2001B                                                      5.875  11-01-11            A3               390         429,585
New York City Industrial Development Agency,
Rev Civic Facil Lycee Francais de NY Proj
Ser 2002A                                                      5.375  06-01-23            A              1,000       1,017,570
Rev Civic Facil Polytechnic Univ Proj                          6.125  11-01-30            BB+            1,000         914,470
Rev Ref Brooklyn Navy Yard
Cogeneration Partners                                          5.650  10-01-28            BBB-           1,000         908,110

See notes to
financial statements.


10


FINANCIAL STATEMENTS


                                                            Interest  Maturity         Credit       Par value
State, issuer, description                                      rate  date             rating (A)        (000)           Value
New York (continued)
Rev Spec Airport Facil Airis JFK I LLC Proj
Ser 2001A                                                      5.500% 07-01-28            BBB-          $1,000        $974,020
New York City Municipal Water Finance Auth,
Rev Preref Wtr & Swr Sys Ser 2000B                             6.000  06-15-33            AA               740         869,611
Rev Ref Wtr & Swr Sys                                          5.500  06-15-33            AA             1,500       1,592,265
Rev Ref Wtr & Swr Sys Cap Apprec
Ser 2001D                                                       Zero  06-15-20            AA+            2,000         989,040
Rev Ref Wtr & Swr Sys Ser 1996A                                5.375  06-15-26            AA+            1,000       1,049,140
Rev Unref Bal Wtr & Swr Sys Ser 2000B                          6.000  06-15-33            AA+              460         530,343
Rev Wtr & Swr Sys Ser 2000C (P)                                1.260  06-15-33            AA+              100         100,000
Rev Wtr & Swr Sys Ser F Subser F 2 (P)                         1.260  06-15-35            AA+            1,300       1,300,000
New York City Transitional Finance Auth,
Rev Future Tax Sec Ser 2000B                                   6.000  11-15-29            AA+            1,000       1,173,540
Rev Ref Future Tax Sec Ser 2002A
(Zero to 11-01-11 then 14.000%) (O)                             Zero  11-01-29            AA+            1,000         765,160
New York City Trust For Cultural Resources,
Rev Ref American Museum of Nat History
Ser 2004A                                                      5.000  07-01-36            AAA            1,000       1,021,370
New York Local Government Assistance Corp,
Rev Ref Ser 1993C                                              5.500  04-01-17            AA             1,225       1,405,247
New York Mortgage Agency,
Rev Ref Homeowner Mtg Ser 94                                   5.900  10-01-30            Aa1              500         521,860
New York State Dormitory Auth,
Rev Cap Apprec FHA Insd Mtg Ser 2000B                           Zero  08-15-40            AAA            3,000         356,550
Rev Lease State Univ Dorm Facil Ser 2000A                      6.000  07-01-30            AA-            1,000       1,176,030
Rev Miriam Osborn Mem Home Ser 2000B                           6.875  07-01-25            A                750         840,487
Rev North Shore L I Jewish Grp                                 5.375  05-01-23            A3             1,000       1,038,870
Rev Ref Concord Nursing Home Inc                               6.500  07-01-29            Aa1              500         543,630
Rev Ref Lenox Hill Hosp Oblig Group                            5.500  07-01-30            A3             1,000       1,031,350
Rev Ref Ser 2002B                                              5.250  11-15-23            AA-            2,000       2,206,640
Rev Ref State Univ Edl Facil Ser 1993A                         5.250  05-15-15            AAA            1,000       1,129,230
Rev Ref State Univ Edl Facil Ser 1993A                         5.500  05-15-19            AA-            2,000       2,287,700
Rev Ref Univ of Rochester Ser 2000A

Step Coupon (6.05%, 07-01-10) (O)                               Zero  07-01-25            AAA            1,000         765,870
Rev State Univ Edl Facil Ser 2000B                             5.375  05-15-23            AA-            1,000       1,140,840
Rev Unref City Univ 4th Ser 2001A                              5.250  07-01-31            AA-              130         133,441
New York State Environmental Facilities Corp,
Rev Ref Poll Control (P)                                      14.259  06-15-11            AAA              500         753,785
Rev Unref Bal Poll Control Ser 1991E                           6.875  06-15-10            AAA               40          42,324
New York State Power Auth,
Rev Ref Gen Purpose Ser 1990W                                  6.500  01-01-08            AAA              250         273,248

See notes to
financial statements.


11


FINANCIAL STATEMENTS


                                                            Interest  Maturity         Credit       Par value
State, issuer, description                                      rate  date             rating (A)        (000)           Value
New York (continued)
New York, City of,
Gen Oblig Unltd Ser 1990B                                      8.250% 06-01-07            A               $200        $230,876
Gen Oblig Unltd Ser 2001B                                      5.250  12-01-17            A              1,500       1,595,535
Gen Oblig Unltd Ser 2004J                                      5.000  05-15-23            A              1,000       1,025,450
Gen Oblig Unltd Subser A 7 (P)                                 1.220  11-01-24            AAA              250         250,000
Gen Oblig Unltd Subser B 2 (P)                                 1.260  08-15-19            AA+            1,100       1,100,000
New York, State of, Gen Oblig Unltd
Environmental Quality                                          6.500  12-01-14            AA             1,000       1,032,930
Onondaga County Industrial
Development Agency,
Rev Sr Air Cargo                                               6.125  01-01-32            Baa3           1,000       1,011,270
Orange County Industrial
Development Agency,
Rev Arden Hill Care Ctr Newburgh
Ser 2001C (G)                                                  7.000  08-01-31            BB+              500         496,840
Port Auth of New York and New Jersey,
Rev Cons Thirty Seventh Ser 2004                               5.500  07-15-18            AAA            2,000       2,201,060
Rev Ref Spec Proj KIAC Partners Ser 4 (G)                      6.750  10-01-19            BBB            1,500       1,524,945
Suffolk County Industrial
Development Agency,
Rev Civic Facil Huntington Hosp Proj
Ser 2002B                                                      6.000  11-01-22            BBB            1,000       1,053,420
Rev Retirement Facil Peconic Landing
Ser 2000A (G)                                                  8.000  10-01-30            BB+              500         524,145
Tobacco Settlement Financing Corp,
Rev Asset Backed Bond Ser C 1                                  5.500  06-01-18            AA-            2,000       2,184,160
Triborough Bridge & Tunnel Auth,
Rev Ref Gen Purpose Ser 1992Y                                  6.125  01-01-21            AAA            1,500       1,835,970
TSASC, Inc.,
Rev Tobacco Settlement
Asset Backed Bond Ser 1                                        5.500  07-15-24            BBB              925         881,969
Upper Mohawk Valley Regional Water
Finance Auth,
Rev Wtr Sys Cap Apprec                                          Zero  04-01-22            Aaa            2,230         995,472
Westchester County Healthcare Corp,
Rev Ref Sr Lien Ser 2000A                                      6.000  11-01-30            BB             1,150       1,129,346
Williamsville Central School District, Gen
Oblig Unltd Ref                                                5.000  06-15-17            Aaa            1,390       1,515,920
Yonkers Industrial Development Agency,
Rev Community Dev Properties Yonkers Inc
Ser 2001A                                                      6.625  02-01-26            BBB-           1,000       1,072,350

See notes to
financial statements.


12


FINANCIAL STATEMENTS


                                                            Interest  Maturity         Credit       Par value
State, issuer, description                                      rate  date             rating (A)        (000)           Value
Puerto Rico 9.85%                                                                                                   $6,706,229
Puerto Rico Aqueduct and Sewer Auth,
Rev Ref Inverse Floater (Gtd by the
Commonwealth of Puerto Rico) (P)                              10.220% 07-01-11            AAA           $2,000       2,661,000
Puerto Rico Highway & Transportation Auth,
Rev Preref Ser 2000B                                           6.000  07-01-26            A              1,000       1,048,270
Puerto Rico Public Building Auth,
Rev Govt Facil Ser 1995A (Gtd by the
Commonwealth of Puerto Rico)                                   6.250  07-01-12            AAA            1,110       1,339,459
Puerto Rico Public Finance Corp,
Rev Commonwealth Approp Ser 2002E                              5.500  08-01-29            BBB+           1,500       1,657,500

Virgin Islands 3.18%                                                                                 2,161,546
Virgin Islands Public Finance Auth,
Rev Ref Gross Receipts Tax Ln Note
Ser 1999A                                                      6.500  10-01-24            BBB              535         609,841
Rev Sub Lien Fund Ln Notes Ser 1998E (G)                       5.875  10-01-18            BB+            1,500       1,551,705

Total investments 98.93%                                                                                           $67,348,089

Other assets and liabilities, net 1.07%                                                                               $727,202

Total net assets 100.00%                                                                                           $68,075,291

(A) Credit ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investors Service, or Fitch, unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on August 31, 2004.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

PORTFOLIO
CONCENTRATION

August 31, 2004
(unaudited)

This table shows the
percentages of the
Fund's investments
aggregated by
various industries.

                                                      Value as a percentage
Industry distribution                                of the Fund's net assets
General Obligation                                             9.92%
Revenue Bonds -- Education                                    16.76
Revenue Bonds -- Electric                                      1.94
Revenue Bonds -- Health                                       11.37
Revenue Bonds -- Housing                                       0.77
Revenue Bonds -- Industrial Development                        7.32
Revenue Bonds -- Other                                         9.10
Revenue Bonds -- Pollution                                     2.30
Revenue Bonds -- Public Facility                               8.25
Revenue Bonds -- Sales Tax                                     5.81
Revenue Bonds -- Tobacco                                       5.99
Revenue Bonds -- Transportation                                5.39
Revenue Bonds -- Water & Sewer                                14.01

Total tax-exempt long-term bonds                              98.93%

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

August 31, 2004

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments at value (cost $62,228,655)                           $67,348,089
Receivable for investments sold                                     1,020,140
Receivable for shares sold                                             65,539
Interest receivable                                                   862,679
Other assets                                                            5,535
Total assets                                                       69,301,982

Liabilities
Due to custodian                                                      100,406
Payable for investments purchased                                   1,016,210
Payable for shares repurchased                                         10,292
Dividends payable                                                       7,161
Payable to affiliates
Management fees                                                        28,314
Distribution and service fees                                           5,116
Other                                                                   4,872
Other payables and accrued expenses                                    54,320

Total liabilities                                                   1,226,691

Net assets
Capital paid-in                                                    63,998,288
Accumulated net realized loss on investments                       (1,061,502)
Net unrealized appreciation of investments                          5,119,434
Accumulated net investment income                                      19,071
Net assets                                                        $68,075,291

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($43,608,306 [DIV] 3,499,416 shares)                           $12.46
Class B ($19,732,329 [DIV] 1,583,479 shares)                           $12.46
Class C ($4,734,656 [DIV] 379,939 shares)                              $12.46

Maximum offering price per share
Class A1 ($12.46 [DIV] 95.5%)                                          $13.05

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the year ended
August 31, 2004

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains for the
period stated.

Investment income
Interest                                                           $3,776,002

Total investment income                                             3,776,002

Expenses
Investment management fees                                            352,582
Class A distribution and service fees                                 134,446
Class B distribution and service fees                                 208,618
Class C distribution and service fees                                  48,394
Transfer agent fees                                                    57,222
Custodian fees                                                         29,076
Professional fees                                                      21,865
Accounting and legal services fees                                     19,730
Printing                                                               12,475
Miscellaneous                                                           6,376
Registration and filing fees                                            4,279
Trustees' fees                                                          3,569

Total expenses                                                        898,632
Less expense reductions                                                (9,259)

Net expenses                                                          889,373

Net investment income                                               2,886,629
Realized and unrealized gain

Net realized gain on investments                                      309,089
Change in net unrealized appreciation
(depreciation) of investments                                       1,811,987

Net realized and unrealized gain                                    2,121,076

Increase in net assets from operations                             $5,007,705

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two  periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in money
shareholders
invested in
the Fund.

                                                           Year          Year
                                                          ended         ended
                                                        8-31-03       8-31-04
Increase (decrease) in net assets
From operations

Net investment income                                $3,245,562    $2,886,629

Net realized gain (loss)                               (409,832)      309,089
Change in net unrealized
appreciation (depreciation)                          (1,965,983)    1,811,987

Increase in net assets resulting
from operations                                         869,747     5,007,705

Distributions to shareholders
From net investment income
Class A                                              (2,162,735)   (1,946,203)
Class B                                                (874,326)     (760,239)
Class C                                                (178,315)     (176,133)
                                                     (3,215,376)   (2,882,575)
From Fund share transactions                           (544,540)   (6,137,757)

Net assets
Beginning of period                                  74,978,087    72,087,918

End of period 1                                     $72,087,918   $68,075,291

1 Includes accumulated net investment income of $19,325 and $19,071, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.


Period ended                                           8-31-00     8-31-01     8-31-02 1   8-31-03     8-31-04
Per share operating performance
Net asset value,
beginning of period                                     $11.76      $11.82      $12.57      $12.48      $12.10
Net investment income 2                                   0.61        0.58        0.58        0.56        0.54
Net realized and unrealized
gain (loss) on investments                                0.06        0.75       (0.09)      (0.38)       0.36
Total from
investment operations                                     0.67        1.33        0.49        0.18        0.90
Less distributions
From net investment income                               (0.61)      (0.58)      (0.58)      (0.56)      (0.54)
Net asset value, end of period                          $11.82      $12.57      $12.48      $12.10      $12.46
Total return 3,4 (%)                                      5.95       11.54        4.04        1.43        7.54
Ratios and supplemental data
Net assets, end of period
(in millions)                                              $43         $48         $49         $46         $44
Ratio of expenses
to average net assets (%)                                 0.77        0.97        1.05        1.00        1.01
Ratio of adjusted expenses
to average net assets 5 (%)                               1.13        1.12        1.06        1.02        1.02
Ratio of net investment income
to average net assets (%)                                 5.28        4.77        4.71        4.55        4.35
Portfolio turnover (%)                                      63          54          36          17          43

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS B SHARES


Period ended                                           8-31-00     8-31-01     8-31-02 1   8-31-03     8-31-04
Per share operating performance
Net asset value,
beginning of period                                     $11.76      $11.82      $12.57      $12.48      $12.10
Net investment income 2                                   0.53        0.49        0.49        0.47        0.45
Net realized and unrealized
gain (loss) on investments                                0.06        0.75       (0.09)      (0.38)       0.36
Total from
investment operations                                     0.59        1.24        0.40        0.09        0.81
Less distributions
From net investment income                               (0.53)      (0.49)      (0.49)      (0.47)      (0.45)
Net asset value, end of period                          $11.82      $12.57      $12.48      $12.10      $12.46
Total return 3,4 (%)                                      5.21       10.76        3.31        0.72        6.80
Ratios and supplemental data
Net assets, end of period
(in millions)                                               $8         $17         $23         $22         $20
Ratio of expenses
to average net assets (%)                                 1.47        1.67        1.75        1.70        1.71
Ratio of adjusted expenses
to average net assets 5 (%)                               1.83        1.82        1.76        1.72        1.72
Ratio of net investment income
to average net assets (%)                                 4.58        4.07        4.01        3.85        3.65
Portfolio turnover (%)                                      63          54          36          17          43

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS C SHARES


Period ended                                           8-31-00     8-31-01     8-31-02 1   8-31-03     8-31-04
Per share operating performance
Net asset value,
beginning of period                                     $11.76      $11.82      $12.57      $12.48      $12.10
Net investment income 2                                   0.53        0.50        0.49        0.47        0.45
Net realized and unrealized
gain (loss) on investments                                0.06        0.75       (0.09)      (0.38)       0.36
Total from
investment operations                                     0.59        1.25        0.40        0.09        0.81
Less distributions
From net investment income                               (0.53)      (0.50)      (0.49)      (0.47)      (0.45)
Net asset value, end of period                          $11.82      $12.57      $12.48      $12.10      $12.46
Total return 3,4 (%)                                      5.21       10.77        3.31        0.72        6.80
Ratios and supplemental data
Net assets, end of period
(in millions)                                               -- 6        $1          $3          $5          $5
Ratio of expenses
to average net assets (%)                                 1.47        1.67        1.75        1.70        1.71
Ratio of adjusted expenses
to average net assets 5 (%)                               1.83        1.82        1.76        1.72        1.72
Ratio of net investment income
to average net assets (%)                                 4.58        4.07        4.01        3.81        3.65
Portfolio turnover (%)                                      63          54          36          17          43

1 As required, effective 9-1-01 the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. This change had no effect on per share amounts for the year ended 8-31-02 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 4.69%, 3.99% and 3.99%, for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 9-1-01, have not been restated to reflect this change in presentation.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Does not take into consideration expense reductions during the periods shown.

6 Less than $500,000.

See notes to
financial statements.

NOTES TO
STATEMENTS

Note A
Accounting policies

John Hancock New York Tax-Free Income Fund (the "Fund") is a non-diversified series of John Hancock Tax-Exempt Series Fund, an open-end management investment company registered under the Investment Company Act of 1940. The Fund seeks a high level of current income, consistent with the preservation of capital, that is exempt from federal, New York state and New York City personal income taxes. Since the Fund invests primarily in New York state issuers, the Fund may be affected by political, economic or regulatory developments in the state of New York.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value, as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by John Hancock Advisers, LLC (the "Adviser") in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. The Adviser is a wholly owned subsidiary of John Hancock Financial Services, Inc. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended August 31, 2004.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $1,011,888 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: August 31, 2008 -- $414,005, August 31, 2010 -- $181,898, August 31, 2011 -- $414,533 and
August 31, 2012 -- $1,452.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of interest has become doubtful.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended August 31, 2003, the tax character of distributions paid was as follows: ordinary income $8, exempt income $3,215,368 and during the year ended August 31, 2004, ordinary income $4,797, and exempt income $2,877,778. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of August 31, 2004, the components of distributable earnings on a tax basis included $30,055 of undistributed exempt income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $250,000,000 of the Fund's average daily net asset value, (b) 0.45% of the next $250,000,000, (c) 0.425% of the next
$500,000,000, (d) 0.40% of the next $250,000,000 and (e) 0.30% of the
Fund's average daily net asset value in excess of $1,250,000,000.

The Fund has an agreement with its custodian bank under which custody fees are reduced by balance credits applied during the year. Accordingly, the expense reductions related to custody fee offsets amounted to $9,259, or 0.01% of the Fund's average net assets, for the year ended August 31, 2004. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset values. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended August 31, 2004, JH Funds received net up-front sales charges of $81,162 with regard to sales of Class A shares. Of this amount, $11,094 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $41,355 was paid as sales commissions to unrelated broker-dealers and $28,713 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. Prior to July 15, 2004, Class C shares were assessed up-front sales charges. During the year ended August 31, 2004, JH Funds received net up-front sales charges of $4,344 with regard to sales of Class C shares, all of which was paid as sales commissions to unrelated broker-dealers.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended August 31, 2004, CDSCs received by JH Funds amounted to $61,462 for Class B shares and $1,930 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of

JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.01% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. There were no transfer agent fee reductions during the year ended August 31, 2004. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $19,730. The Fund also paid the Adviser the amount of $1,296 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

                               Year ended 8-31-03          Year ended 8-31-04
                            Shares         Amount       Shares         Amount
Class A shares
Sold                       525,847     $6,529,161      261,614     $3,225,240
Distributions reinvested   120,237      1,493,522      108,586      1,341,333
Repurchased               (796,522)    (9,886,186)    (638,810)    (7,903,509)
Net decrease              (150,438)   ($1,863,503)    (268,610)   ($3,336,936)

Class B shares
Sold                       261,153     $3,256,154       88,132     $1,094,355
Distributions reinvested    43,401        539,183       37,194        459,459
Repurchased              (335,592)     (4,158,701)    (339,246)    (4,186,969)
Net decrease              (31,038)      ($363,364)    (213,920)   ($2,633,155)

Class C shares
Sold                      248,027      $3,095,577       40,987       $512,456
Distributions reinvested    6,392          79,442        7,971         98,301
Repurchased              (120,481)     (1,492,692)     (62,813)      (778,423)
Net increase (decrease)   133,938      $1,682,327      (13,855)     ($167,666)

Net decrease              (47,538)      ($544,540)    (496,385)   ($6,137,757)

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended August 31, 2004, aggregated $29,521,426 and $33,656,410, respectively.

The cost of investments owned on August 31, 2004, including short-term investments, for federal income tax purposes was $62,205,110. Gross unrealized appreciation and depreciation of investments aggregated $5,256,816 and $113,837, respectively, resulting in net unrealized appreciation of $5,142,979. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to accretion of discounts on debt securities.

Note E
Reclassification
of accounts

During the year ended August 31, 2004, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $18,206, a decrease in accumulated net investment income of $4,308 and a decrease in capital paid-in of $13,898. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of August 31, 2004. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, and book and tax differences in accounting for deferred compensation and accretion of market discount tax adjustment. The calculation of net investment income per share in the Fund's Financial Highlights excludes these adjustments.

AUDITORS'
REPORT

Report of
Independent
Registered Public
Accounting Firm

To the Board of Trustees and Shareholders of John Hancock New York Tax-Free Income Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock New York Tax-Free Income Fund (the "Fund") at August 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 8, 2004

TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended August 31, 2004.

None of the 2004 income dividends qualify for the corporate dividends-received deduction. Shareholders who are not subject to the alternative minimum tax received income dividends that are 99.83% tax-exempt. The percentage of income dividends from the Fund subject to the alternative minimum tax is 8.92%. None of the income dividends were derived from U.S. Treasury Bills.

For specific information on exception provisions in your state, consult your local state tax officer or your tax adviser. Shareholders will be mailed a 2004 U.S. Treasury Department Form 1099-DIV in January 2005. This will reflect the total of all distributions that are taxable for calendar year 2004.

TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.


Independent Trustees

Name, age                                                                                                       Number of
Position(s) held with Fund                                                               Trustee                John Hancock
Principal occupation(s) and other                                                        of Fund                funds overseen
directorships during past 5 years                                                          since 1              by Trustee
Charles L. Ladner,2 Born: 1938                                                              2004                48
Independent Chairman (since 2004); Chairman and Trustee, Dunwoody
Village, Inc. (retirement services) (until 2003); Senior Vice President and
Chief Financial Officer, UGI Corporation (Public Utility Holding Company)
(retired 1998); Vice President and Director for AmeriGas, Inc. (retired
1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History
Association (since 2001).

Dennis S. Aronowitz, Born: 1931                                                             1987                20
Professor of Law, Emeritus, Boston University School of Law
(as of 1996); Director, Brookline Bancorp (since 1998).

Richard P. Chapman, Jr., Born: 1935                                                         1987                20
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William J. Cosgrove, Born: 1933                                                             1991                20
Vice President, Senior Banker and Senior Credit Officer, Citibank, N.A.
(retired 1991); Executive Vice President, Citadel Group Representatives,
Inc. (financial reinsurance); Director, Hudson City Savings Bank (since 1995);
Director, Hudson City Bancorp (since 1999); Trustee, Scholarship Fund for
Inner City Children (since 1986).

Richard A. Farrell, Born: 1932                                                              1996                20
President, Farrell, Healer & Co., Inc. (venture capital management firm)
(since 1980) and President, the Venture Capital Fund of NE (since 1980);
prior to 1980, headed the venture capital group at Bank of Boston Corporation;
Trustee, Marblehead Savings Bank (since 1994).

William F. Glavin,2 Born: 1932                                                              1996                20
President Emeritus, Babson College (as of 1998); Vice Chairman, Xerox
Corporation (until 1989); Director, Reebok, Inc. (until 2002) and Inco Ltd.
(until 2002).


28


Name, age                                                                                                       Number of
Position(s) held with Fund                                                               Trustee                John Hancock
Principal occupation(s) and other                                                        of Fund                funds overseen
directorships during past 5 years                                                          since 1              by Trustee
John A. Moore,2 Born: 1939                                                                  1996                30
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Chief Scientist, Sciences
International (health research) (until 2003); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

Patti McGill Peterson,2 Born: 1943                                                          1996                30
Executive Director, Council for International Exchange of Scholars and
Vice President, Institute of International Education (since 1998);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until
1998); Former President of Wells College and St. Lawrence University;
Director, Niagara Mohawk Power Corporation (until 2003); Director, Ford
Foundation, International Fellowships Program (since 2002); Director,
Lois Roth Endowment (since 2002); Director, Council for International
Educational Exchange (since 2003).

John W. Pratt, Born: 1931                                                                   1996                20
Professor of Business Administration Emeritus, Harvard University
Graduate School of Business Administration (as of 1998).


Non-Independent Trustees 3

Name, age                                                                                                       Number of
Position(s) held with Fund                                                               Trustee                John Hancock
Principal occupation(s) and other                                                        of Fund                funds overseen
directorships during past 5 years                                                          since 1              by Trustee
James A. Shepherdson, Born: 1952                                                            2004                48
President and Chief Executive Officer
Executive Vice President, Manulife Financial Corporation; Chairman,
Director, President and Chief Executive Officer, John Hancock Advisers,
LLC and The Berkeley Group; Chairman, Director, President and Chief
Executive Officer, John Hancock Funds, LLC; Chairman, President,
Director and Chief Executive Officer, Sovereign Asset Management
Corporation ("SAMCorp"); President, John Hancock Retirement
Services, John Hancock Life Insurance Company (until 2004); Chairman,
Essex Corporation (until 2004); Co-Chief Executive Officer, MetLife
Investors Group (until 2003); Senior Vice President, AXA/Equitable
Insurance Company (until 2000).


Principal officers who are not Trustees

Name, age
Position(s) held with Fund                                                                                      Officer
Principal occupation(s) and                                                                                     of Fund
directorships during past 5 years                                                                               since
Richard A. Brown, Born: 1949                                                                                    2001
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).


29



Name, age
Position(s) held with Fund                                                                                      Officer
Principal occupation(s) and                                                                                     of Fund
directorships during past 5 years                                                                               since
William H. King, Born: 1952                                                                                     1988
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     1987
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.


The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-independent Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.

OUR FAMILY
OF FUNDS

------------------------------------------------------------
Equity                    Balanced Fund
                          Classic Value Fund
                          Core Equity Fund
                          Focused Equity Fund
                          Growth Trends Fund
                          International Fund
                          Large Cap Equity Fund
                          Large Cap Growth Fund
                          Large Cap Select Fund
                          Mid Cap Growth Fund
                          Multi Cap Growth Fund
                          Small Cap Equity Fund
                          Small Cap Growth Fund
                          Sovereign Investors Fund
                          U.S. Global Leaders Growth Fund

------------------------------------------------------------
Sector                    Biotechnology Fund
                          Financial Industries Fund
                          Health Sciences Fund
                          Real Estate Fund
                          Regional Bank Fund
                          Technology Fund

------------------------------------------------------------
Income                    Bond Fund
                          Government Income Fund
                          High Income Fund
                          High Yield Fund
                          Investment Grade Bond Fund
                          Strategic Income Fund

------------------------------------------------------------
Tax-Free Income           California Tax-Free Income Fund
                          High Yield Municipal Bond Fund
                          Massachusetts Tax-Free Income Fund
                          New York Tax-Free Income Fund
                          Tax-Free Bond Fund

------------------------------------------------------------
Money Market              Money Market Fund
                          U.S. Government Cash Reserve

A fund's investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit our Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Now available from
John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhancock.com/funds/edelivery

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone             On the Fund's Web site       On the SEC's Web site

1-800-225-5291       www.jhfunds.com/proxy        www.sec.gov

Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Principal distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Independent registered public accounting firm

PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

How to contact us

Internet           www.jhfunds.com

Mail               Regular mail:              Express mail:
                   John Hancock               John Hancock
                   Signature Services, Inc.   Signature Services, Inc.
                   1 John Hancock Way,        Mutual Fund Image Operations
                   Suite 1000
                   Boston, MA 02217-1000      529 Main Street
                                              Charlestown, MA 02129

Phone              Customer service
                   representatives            1-800-225-5291
                   24-hour automated
                   information                1-800-338-8080
                   TDD line                   1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site, or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
New York Tax-Free Income Fund.


7600A        8/04
            10/04




JOHN HANCOCK
Massachusetts
Tax-Free
Income Fund

8.31.2004

Annual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chairman, President and Chief Executive Officer, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 15

Trustees & officers
page 28

For more information
page 33

Dear Fellow Shareholders,

I am pleased to be writing to you as Chairman, President and Chief Executive Officer of John Hancock Funds, LLC.

As you may know, John Hancock Financial Services, Inc. -- the parent company of John Hancock Funds -- was acquired by Manulife Financial Corporation on April 28, 2004. Although this change has no impact on the mutual funds you have invested in, it did bring with it some changes in the executive-level management of John Hancock Funds. Specifically, Maureen Ford Goldfarb has decided to step down as Chairman, President and Chief Executive Officer of John Hancock Funds, LLC in order to pursue personal interests, and I was named her replacement. Since her appointment in January 2000, Maureen has provided John Hancock Funds with strong leadership and steady guidance through several years of extremely turbulent market and industry conditions.

Additionally, on May 12, 2004, your fund's Board of Trustees appointed me to the roles of Trustee, President and Chief Executive Officer of your fund. On June 15, 2004, the board also appointed Charles L. Ladner as independent Chairman of the Board of Trustees, a position previously held by Ms. Goldfarb. This appointment came in advance of new SEC regulations requiring all mutual funds to have independent chairmen.

As to our backgrounds, I have been in the investment business for over 25 years, most recently as President of Retirement Services at John Hancock Financial Services. My responsibilities included developing and directing the sale of John Hancock's variable and fixed annuity products through a diverse distribution network of banks and broker-dealers -- including wirehouses, regional brokerage houses and financial planners.

Mr. Ladner has served as an independent member of John Hancock Funds' Board of Trustees since 1992 and formerly held the position of Senior Vice President and Chief Financial Officer of UGI Corporation, a public utility holding company in Valley Forge, PA, until his retirement in 1998. He brings a wealth of knowledge, experience and leadership and we are delighted to have him serve as Chairman.

Although there has been change in executive-level management, the one thing that never wavers is John Hancock Funds' commitment to placing the needs of our shareholders above all else. We are all dedicated to the task of working with you and your financial advisor to help you reach your long-term financial goals.

Sincerely,

/S/ JAMES A. SHEPHERDSON

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of August 31, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks a
high level of current
income, consistent
with preservation of
capital, that is
exempt from federal
and Massachusetts
personal income
taxes. In pursuing
this goal, the Fund
normally invests at
least 80% of its
assets in securities
of any maturity
exempt from federal
and Massachusetts
personal income
taxes.

Over the last twelve months

* Despite an improving economic environment, municipal bonds performed well, outpacing the broad taxable bond market.

* The Fund's emphasis on individual security selection helped it outperform its benchmark index and peer group average.

* Infrastructure and essential service bonds contributed favorably to Fund performance.

[Bar chart with heading "John Hancock Massachusetts Tax-Free Income Fund." Under the heading is a note that reads "Fund performance for the year ended August 31, 2004." The chart is scaled in increments of 4% with 0% at the bottom and 8% at the top. The first bar represents the 7.55% total return for Class A. The second bar represents the 6.80% total return for Class B. The third bar represents the 6.80% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 4.5%   Massachusetts Turnpike Auth., 1-1-23, 5.125%
 3.5%   Route 3 North Transit Improvement Assoc., 6-15-29, 5.375%
 3.4%   Holyoke Gas and Electric Department, 12-1-31, 5.000%
 3.1%   Mass. Industrial Finance Agency, 12-1-20, 6.750%
 3.0%   Mass. Development Finance Agency, 11-1-28, 5.450%
 3.0%   Mass. Health and Educational Facilities Auth., 7-1-38, 1.330%
 2.6%   Puerto Rico Aqueduct and Sewer Auth., 7-1-11, 10.220%
 2.4%   Mass. Water Pollution Abatement Trust, 2-1-31, 5.125%
 2.4%   Mass. Housing Finance Agency, 12-1-16, 4.700%
 2.3%   Mass. Health and Educational Facilities Auth., 12-15-31, 9.200%

As a percentage of net assets on August 31, 2004.

BY JAMES T. COLBY, III, AND DIANNE SALES, CFA, PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
Massachusetts Tax-Free
Income Fund

U.S. bonds, including municipal bonds, posted favorable returns for the year ended August 31, 2004. Most of the positive performance in the bond market occurred during the first half of the period. Despite evidence of a burgeoning economic recovery -- including the strongest quarter of U.S. economic growth in nearly 20 years -- bond prices rose and yields fell thanks to anemic job growth and the Federal Reserve's stable interest rate policy.

However, April brought the strongest monthly employment report in nearly four years, and job growth remained healthy in the subsequent two months. As a result, bond yields reversed course, rising to their highest levels in two years by the middle of June. The Fed followed with two short-term interest rate hikes in late June and August -- boosting the federal funds rate from 1% to 1.5% -- that were consistent with the Fed's stated plan to raise rates at a "measured" pace. This brought some comfort to the bond market, as did signs that economic growth was moderating. Consequently, yields declined during the last two months of the period, ending about where they began in early 2004. Municipal bonds outperformed the broad taxable bond market during the one-year period.

"U.S. bonds, including municipal
 bonds, posted favorable
 returns for the year ended
 August 31, 2004."

A year ago, many state and local governments were struggling with severe budget deficits, but the economic recovery has provided a lift to tax revenues, enabling states to make progress toward balancing their budgets. The state of Massachusetts had better fiscal discipline than most other states. The state made crucial spending cuts in previous years to minimize deficits, and thanks to rising tax revenues, the state reported a modest surplus in its most recent fiscal year.

Fund performance

For the year ended August 31, 2004, John Hancock Massachusetts Tax-Free Income Fund's Class A, Class B and Class C shares posted total returns of 7.55%, 6.80% and 6.80%, respectively, at net asset value. The average Massachusetts municipal debt fund returned 6.36%, according to Lipper, Inc.,1 while the return of the Lehman Brothers Municipal Bond Index was 7.11%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

[Photos of James Colby and Dianne Sales flush right next to first paragraph.]

The Fund's outperformance of its Lipper group and benchmark index resulted from the successful execution of our management strategy over the past year. The key elements of this strategy included lowering the portfolio's interest rate sensitivity, maintaining an above-average yield, and continuing our emphasis on credit research and individual security selection.

Infrastructure and essential services boost results

Although every sector in the Fund posted positive results, the top performers included pollution control and essential services bonds -- i.e. water and sewer bonds. The positive and sometimes double-digit returns resulted from a market perception that meaningful economic recovery would sustain and even enhance revenue streams. Hence, as the Massachusetts economy began to revive, the projects regained their economic footing. For example, Massachusetts Turnpike Authority 518% bonds due January 1, 2023 produced an attractive total return attributable to increased toll fares and excellent positioning on the yield curve -- also known as good "structure."

"Although every sector in the Fund
 posted positive results, the top per-
 formers included pollution control
 and essential service bonds . . ."

The portfolio's Massachusetts general obligation (GO) bonds also fared well. At the beginning of the period, we held few GOs in the portfolio because the general outlook for the state's credit quality was negative. However, as Massachusetts GO bonds declined in value, we took advantage of the lower prices to add to our holdings. The rebound in state tax revenues provided a lift to Massachusetts GO bonds.

Non-profit bonds shine

Another segment of the market that contributed favorably to portfolio performance was the non-profit sector. We added a number of lower-rated bonds associated with not-for-profit entities to the portfolio several years ago, and these bonds struggled during the economic downturn as investors grew concerned about fundraising capabilities. More recently, however, with the economic recovery in full swing, the non-profits have had a much easier time raising funds, and the bonds have posted solid results.

[Table at top left-hand side of page entitled "Top five industry groups 2." The first listing is Transportation 20%, the second is Health 17%, the third is Education 13%, the fourth is General Obligation 9% and the fifth is Water & sewer 8%.]

The success of these bonds points up another important facet of our management approach -- identifying attractive securities with strong long-term prospects, and holding them for an extended period of time.

Reining in volatility

The primary structural change we made to the portfolio over the past year was to reduce interest rate sensitivity. Our goals were less volatility, more stable returns and protection against rising interest rates. To accomplish this, we sold some of the portfolio's securities that have the greatest sensitivity to interest rates. These securities included long-term bonds, which served the portfolio well when rates were declining but would suffer the most in a rising interest rate environment, and bonds selling at significant discounts.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 8-31-04." The chart is divided into three sections (from top to right): Revenue bonds 90%, General obligation bonds 9% and other 1%.]

Outlook

The bond market faces a challenging environment. Despite recent evidence of moderating economic growth, we believe the underlying strength of the economy remains intact. The Fed is expected to continue raising short-term interest rates in the coming months, albeit at a gradual pace. These factors are likely to put upward pressure on bond yields going forward.

[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performance...and what's behind the numbers." The first listing is Essential services followed by an up arrow with the phrase "Strong demand for bonds with stable revenue stream." The second listing is General obligation bonds followed by an up arrow with the phrase "Rebounded as state's fiscal situation improved." The third listing is Non-profits followed by an up arrow with the phrase "Economic recovery facilitates fundraising."]

Nonetheless, our outlook for the municipal bond market is favorable. Long-term municipal bonds currently offer yields that are 90%-95% of Treasury bond yields -- a historically high percentage. As a result, municipal bonds are likely to hold up better than their taxable counterparts in a rising rate environment.

"In Massachusetts, we expect the
 rebound in tax revenues and credit
 quality to continue, providing a
 further boost to the state's
 municipal bonds."

In Massachusetts, we expect the rebound in tax revenues and credit quality to continue, providing a further boost to the state's municipal bonds. The main challenge for the state going forward will be the implementation of tax cuts that were previously delayed in order to balance the budget. This could have a dampening effect on state tax revenues in the coming year.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 Source: J.J. Kenny.

A LOOK AT
PERFORMANCE

For the period ended
August 31, 2004

                              Class A      Class B      Class C
Inception date                 9-3-87      10-3-96       4-1-99

Average annual returns with maximum sales charge (POP)
One year                         2.73%        1.80%        5.80%
Five years                       5.45         5.36         5.69
Ten years                        5.79           --           --
Since inception                    --         5.37         4.62

Cumulative total returns with maximum sales charge (POP)
One year                         2.73         1.80         5.80
Five years                      30.38        29.85        31.85
Ten years                       75.64           --           --
Since inception                    --        51.27        27.70

SEC 30-day yield as of August 31, 2004
                                 3.85%        3.34%        3.34%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.50% and Class C shares of 1% (eliminated effective July 15, 2004), and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund's income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Lehman Brothers Municipal Bond Index.

                                          Lehman
                                        Brothers
             Cum Value    Cum Value    Municipal
               of $10K      of $10K         Bond
Plot Date     (No Load)     (W/Load)       Index
8-31-94        $10,000      $ 9,500      $10,000
9-30-94          9,821        9,383        9,853
2-28-95         10,277        9,818       10,281
8-31-95         10,766       10,285       10,886
2-29-96         11,277       10,773       11,416
8-31-96         11,282       10,778       11,457
2-28-97         11,918       11,386       12,045
8-31-97         12,393       11,840       12,516
2-28-98         13,065       12,482       13,146
8-31-98         13,586       12,980       13,598
2-28-99         13,861       13,242       13,954
8-31-99         13,466       12,865       13,676
2-29-00         13,313       12,719       13,644
8-31-00         14,162       13,530       14,587
2-28-01         14,920       14,254       15,350
8-31-01         15,640       14,942       16,079
2-28-02         15,793       15,089       16,399
8-31-02         16,507       15,770       17,083
2-28-03         17,098       16,334       17,657
8-31-03         17,097       16,334       17,619
2-29-04         18,332       17,514       18,768
8-31-04         18,384       17,564       18,871

[Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Lehman Brothers Municipal Bond Index and is equal to $18,871 as of August 31, 2004. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Massachusetts Tax-Free Income Fund, without sales charge (NAV), and is equal to $18,384 as of August 31, 2004. The third line represents the value of the same hypothetical investment made in the John Hancock Massachusetts Tax-Free Income Fund, with maximum sales charge (POP), and is equal to $17,564 as of August 31, 2004.]

                                    Class B 1    Class C 1
Period beginning                    10-3-96       4-1-99
Without sales charge                $15,127      $12,770
With maximum sales charge            15,127       12,770
Index                                16,245       13,505

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of August 31, 2004. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance. It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on February 29, 2004, with the same investment held until August 31, 2004.

Account value                                         Expenses paid
$1,000.00                  Ending value               during period
on 2-29-04                  on 8-31-04                ended 8-31-04 1
---------------------------------------------------------------------
Class A                      $1,003.00                        $5.02
Class B                         999.50                         8.53
Class C                         999.50                         8.53

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2004 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on February 29, 2004, with the same investment held until August 31, 2004. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                                         Expenses paid
$1,000.00                  Ending value               during period
on 2-29-04                  on 8-31-04                ended 8-31-04 1
---------------------------------------------------------------------
Class A                      $1,020.13                        $5.06
Class B                       1,016.60                         8.60
Class C                       1,016.61                         8.60

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.00%, 1.70% and 1.70% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 or 366] (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
August 31, 2004

This schedule has one main category, tax-exempt long-term bonds, which is broken down by state or territory. Under each state or territory is a list of securities owned by the Fund.



                                               Interest     Maturity    Credit     Par value
State, issuer, description                         rate     date        rating (A)     (000)         Value
Tax-exempt long-term bonds 98.95%                                                             $100,129,178
(Cost $93,034,647)

Florida 0.88%                                                                                       87,572
Capital Trust Agency,
Rev Seminole Tribe Convention
Ser 2002A (G)                                    10.000%    10-01-33    BB              $500       597,775
Rev Seminole Tribe Convention
Ser 2003A (G)                                     8.950     10-01-33    BB               250       289,797

Massachusetts 88.90%                                                                            89,961,709
Boston City Industrial Development
Financing Auth,
Rev Ref Swr Facil Harbor Electric
Energy Co Proj                                    7.375     05-15-15    BBB              240       241,027
Boston Water and Sewer Commission,
Rev Ref Sr Ser 1992A                              5.750     11-01-13    AA-              500       571,575
Freetown Lakeville Regional School District,
Gen Oblig Unltd                                   5.000     07-01-23    AAA            1,000     1,049,370
Holyoke Gas and Electric Department,
Rev Ser 2001A                                     5.000     12-01-31    Aaa            3,410     3,460,400
Massachusetts Bay Transportation Auth,
Rev Ref Ser 1994A                                 7.000     03-01-14    AA             1,000     1,244,830
Rev Ref Spec Tax Sr Ser 2004B                     5.250     07-01-20    AAA            1,000     1,130,410
Rev Ref Spec Tax Sr Ser 2004C                     5.250     07-01-18    AAA            1,000     1,134,040
Rev Ser 1997D                                     5.000     03-01-27    AAA            1,000     1,012,570
Rev Spec Assessment Ser 2000A                     5.250     07-01-30    AAA            1,000     1,052,420
Rev Spec Assessment Ser 2004A                     5.000     07-01-34    AAA            1,000     1,017,430
Rev Spec Assessment Ser 2004A                     5.250     07-01-18    AAA              500       553,805
Massachusetts College Building Auth,
Rev Ref Cap Apprec Ser 2003B                       Zero     05-01-19    AAA            1,000       508,110
Massachusetts, Commonwealth of,
Gen Oblig Ltd Ref                                 5.500     11-01-17    AAA            1,000     1,160,120
Gen Oblig Ltd Ref Ser 2001C                       5.375     12-01-19    AA-            1,000     1,128,440
Gen Oblig Ltd Ref Ser 2002C                       5.500     11-01-15    AA-            1,000     1,146,600
Gen Oblig Ltd Ref Ser 2004B                       5.250     08-01-20    AA-            1,000     1,117,240

See notes to
financial statements.


10


FINANCIAL STATEMENTS


                                               Interest     Maturity    Credit     Par value
State, issuer, description                         rate     date        rating (A)     (000)         Value
Massachusetts (continued)
Massachusetts Development
Finance Agency,
Rev Belmont Hill School                           5.000%    09-01-31    A             $1,000    $1,010,110
Rev Boston Univ Ser 2002R (P)                     1.250     10-01-42    AAA            1,300     1,300,000
Rev Ref Combined Jewish Philanthropies
Ser 2002A                                         5.250     02-01-22    Aa3            1,875     2,003,700
Rev Ref Resource Recovery Southeastern
MA Sys Ser 2001A                                  5.625     01-01-16    AAA              500       558,290
Rev Resource Recovery Ogden Haverhill
Proj Ser 1998B                                    5.500     12-01-19    BBB            1,500     1,477,065
Rev Volunteers of America Concord
Ser 2000A                                         6.900     10-20-41    AAA            1,000     1,121,510
Rev YMCA Greater Boston Iss                       5.350     11-01-19    BBB            1,000     1,028,240
Rev YMCA Greater Boston Iss                       5.450     11-01-28    BBB            3,000     3,024,750
Massachusetts Health and Educational
Facilities Auth,
Rev Civic Investments Inc Ser 2002B (G)           9.200     12-15-31    BB             2,000     2,300,900
Rev Dana Farber Cancer Proj Ser 1995G             6.250     12-01-22    A                500       539,055
Rev Harvard Univ Iss Ser 2000W                    6.000     07-01-35    Aaa            1,000     1,173,670
Rev Jordan Hosp Ser 2003E                         6.750     10-01-33    BBB-           1,500     1,566,060
Rev Partners Healthcare Sys Ser 2003D (P)         1.330     07-01-38    AA-            3,000     3,000,000
Rev Ref Boston College Iss Ser 1998L              4.750     06-01-31    AA-            1,000       985,030
Rev Ref Boston College Iss Ser 1998L              5.000     06-01-26    AA-            1,000     1,012,140
Rev Ref Harvard Pilgrim Health Ser 1998A          5.000     07-01-18    AAA            1,000     1,031,860
Rev Ref Melrose Wakefield Hosp
Ser 1992B                                         6.350     07-01-06    AAA              500       507,540
Rev Ref New England Med Ctr Hosp
Ser 2002H                                         5.000     05-15-25    AAA              500       509,890
Rev Ref Partners Healthcare Sys Ser 2001C         5.750     07-01-32    AA-            1,000     1,060,340
Rev Ref South Shore Hosp Ser 1999F                5.750     07-01-29    A              1,000     1,026,010
Rev Ref Tufts Univ Ser 2002J                      5.500     08-15-17    AA-              500       580,200
Rev Ref Williams College Ser 2003H                5.000     07-01-33    AA+            1,500     1,525,620
Rev Simmons College Ser 2000D                     6.150     10-01-29    AAA            1,000     1,185,350
Rev Univ of Mass Worcester Campus
Ser 2001B                                         5.250     10-01-31    AAA            1,500     1,557,390
Rev Wheelock College Ser 2000B                    5.625     10-01-30    Aaa            1,000     1,087,400
Massachusetts Housing Finance Agency,
Rev Rental Mtg Ser 2001A                          5.800     07-01-30    AAA            1,000     1,039,920
Rev Ser 2003B                                     4.700     12-01-16    AA-            2,310     2,377,337
Massachusetts Industrial Finance Agency,
Rev Assisted Living Facil Newton Group
Properties (G)                                    8.000     09-01-27    BB             2,000     2,116,880
Rev Assisted Living Facil TNG Marina
Bay LLC Proj (G)                                  7.500     12-01-27    BB             1,000     1,014,720
Rev Assumption College                            6.000     07-01-26    AAA            1,000     1,096,460
Rev Dana Hall School Iss                          5.800     07-01-17    BBB            1,090     1,215,415

See notes to
financial statements.


11


FINANCIAL STATEMENTS


                                               Interest     Maturity    Credit     Par value
State, issuer, description                         rate     date        rating (A)     (000)         Value
Massachusetts (continued)
Massachusetts Industrial Finance Agency (continued)
Rev Glenmeadow Retirement Community
Ser 1996C (G)                                     8.375%    02-15-18    AA            $1,000    $1,108,290
Rev Ref Resource Recovery Ogden
Haverhill Proj Ser 1998A                          5.600     12-01-19    BBB              500       496,260
Rev Ref Resource Recovery Refusetech Inc
Proj Ser 1993A                                    6.300     07-01-05    BBB+             870       880,275
Rev Wtr Treatment American Hingham Proj           6.750     12-01-20    BBB            3,000     3,152,490
Rev Wtr Treatment American Hingham Proj           6.900     12-01-29    BBB            1,310     1,378,958
Massachusetts Municipal Wholesale
Electric Co,
Rev Pwr Supply Sys (P)                            9.180     07-01-18    AAA            1,000     1,035,720
Massachusetts Port Auth,
Rev Ser 1999C                                     5.750     07-01-29    AAA            1,250     1,376,725
Rev Spec Facil US Air Proj Ser 1996A              5.750     09-01-16    AAA            1,000     1,035,230
Massachusetts Special Obligation
Dedicated Tax, Rev                                5.250     01-01-26    AAA            1,000     1,055,800
Massachusetts Turnpike Auth,
Rev Ref Metro Hwy Sys Sr Ser 1997A                5.125     01-01-23    AAA            4,300     4,501,025
Rev Ref Metro Hwy Sys Sr Ser 1997C                 Zero     01-01-20    AAA            1,000       494,930
Massachusetts Water Pollution
Abatement Trust,
Rev Ref Pool Prog Ser 7                           5.125     02-01-31    AAA            2,420     2,472,006
Rev Ref Pool Prog Ser 9                           5.250     08-01-18    AAA            1,500     1,670,115
Massachusetts Water Resource Auth,
Rev Ref Ser 1993C                                 4.750     12-01-23    AA             1,000     1,000,290
Narragansett Regional School District,
Gen Oblig Unltd                                   5.375     06-01-18    Aaa            1,000     1,117,280
Pittsfield, City of,
Gen Oblig Ltd                                     5.000     04-15-19    AAA            1,000     1,069,090
Plymouth, County of,
Rev Ref Cert of Part Correctional Facil Proj      5.000     04-01-22    AAA            1,000     1,034,370
Rail Connections, Inc.,
Rev Cap Apprec Rte 128 Pkg Ser 1999B               Zero     07-01-18    Aaa            1,750       866,705
Rev Cap Apprec Rte 128 Pkg Ser 1999B               Zero     07-01-19    Aaa            2,415     1,119,739
Route 3 North Transit Improvement Associates,
Rev Lease                                         5.375     06-15-29    AAA            3,100     3,503,372
University of Massachusetts,
Rev Bldg Auth Facil Gtd Ser 2000A                 5.125     11-01-25    AAA            1,000     1,031,800

See notes to
financial statements.


12


FINANCIAL STATEMENTS


                                               Interest     Maturity    Credit     Par value
State, issuer, description                         rate     date        rating (A)     (000)         Value
Puerto Rico 9.17%                                                                               $9,279,897
Childrens Trust Fund (The),
Rev Ref Tobacco Settlement
Asset Backed Bond                                 5.375%    05-15-33    BBB             $945       854,970
Puerto Rico Aqueduct and Sewer Auth,
Rev Ref Inverse Floater (Gtd by the
Commonwealth of Puerto Rico) (P)                 10.220     07-01-11    AAA            2,000     2,661,000
Puerto Rico, Commonwealth of,
Rev Inverse Floater (P)                           9.870     07-01-11    AAA            1,000     1,335,840
Puerto Rico Highway & Transportation Auth,
Rev Preref Hwy Ser 1996Y                          6.250     07-01-14    A                955     1,170,066
Rev Unref Bal Hwy Ser 1996Y                       6.250     07-01-14    A                 45        53,871
Puerto Rico Infrastructure Financing Auth,
Rev Spec Oblig Bond Ser 2000A                     5.500     10-01-32    AAA            1,000     1,080,230
Puerto Rico Public Buildings Auth,
Rev Gov't Facils Ser 1997B (Gtd by the
Commonwealth of Puerto Rico)                      5.000     07-01-27    AAA            1,000     1,097,850
Rev Unref Bal Gtd Gov't Facils Ser 2002D          5.250     07-01-36    A-             1,000     1,026,070

Total investments 98.95%                                                                      $100,129,178

Other assets and liabilities, net 1.05%                                                         $1,061,886

Total net assets 100.00%                                                                      $101,191,064

(A) Credit ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investors Service, or Fitch, unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(P) Represents rate in effect on August 31, 2004.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

PORTFOLIO
CONCENTRATION

August 31, 2004
(unaudited)

This table shows the
percentages of the
Fund's investments
aggregated by
various industries.

Industry distribution           Value as a percentage of the Fund's net assets
------------------------------------------------------------------------------
General Obligation                                                       9.02%
Revenue Bonds -- Correctional Facility                                   1.02
Revenue Bonds -- Economic Development                                    1.02
Revenue Bonds -- Education                                              13.23
Revenue Bonds -- Electric                                                4.44
Revenue Bonds -- Health                                                 17.28
Revenue Bonds -- Housing                                                 1.03
Revenue Bonds -- Industrial Development                                  4.72
Revenue Bonds -- Other                                                  11.54
Revenue Bonds -- Pollution                                               3.11
Revenue Bonds -- Public Facility                                         1.08
Revenue Bonds -- Resource Recovery                                       1.91
Revenue Bonds -- Sales Tax                                               1.12
Revenue Bonds -- Tobacco                                                 0.84
Revenue Bonds -- Transportation                                         19.90
Revenue Bonds -- Water & Sewer                                           7.69

Total tax-exempt long-term bonds                                        98.95%

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

August 31, 2004

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments at value (cost $93,034,647)                          $100,129,178
Receivable for shares sold                                            101,083
Interest receivable                                                 1,281,025
Other assets                                                            6,278

Total assets                                                      101,517,564

Liabilities
Due to custodian                                                      202,800
Payable for shares repurchased                                         13,555
Dividends payable                                                      10,746
Payable to affiliates
Management fees                                                        41,488
Distribution and service fees                                           7,014
Other                                                                   6,321
Other payables and accrued expenses                                    44,576

Total liabilities                                                     326,500

Net assets
Capital paid-in                                                    94,153,833
Accumulated net realized loss on investments                          (64,106)
Net unrealized appreciation of investments                          7,094,531
Accumulated net investment income                                       6,806

Net assets                                                       $101,191,064

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($70,759,238 [DIV] 5,550,670 shares)                           $12.75
Class B ($22,597,933 [DIV] 1,772,621 shares)                           $12.75
Class C ($7,833,893 [DIV] 614,505 shares)                              $12.75
Maximum offering price per share
Class A 1 ($12.75 [DIV] 95.5%)                                         $13.35

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the year ended
August 31, 2004

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains for the
period stated.

Investment income
Interest                                                           $5,344,570

Total investment income                                             5,344,570

Expenses
Investment management fees                                            494,822
Class A distribution and service fees                                 205,355
Class B distribution and service fees                                 230,701
Class C distribution and service fees                                  74,428
Transfer agent fees                                                    74,626
Custodian fees                                                         35,481
Accounting and legal services fees                                     27,624
Professional fees                                                      24,426
Printing                                                               15,825
Registration and filing fees                                           14,556
Miscellaneous                                                           8,630
Trustees' fees                                                          5,212

Total expenses                                                      1,211,686
Less expense reductions                                                  (336)

Net expenses                                                        1,211,350

Net investment income                                               4,133,220

Realized and unrealized gain

Net realized gain on investments                                       58,667
Change in net unrealized appreciation
(depreciation) of investments                                       2,657,656

Net realized and unrealized gain                                    2,716,323

Increase in net assets from operations                             $6,849,543

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two  periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in money
shareholders
invested in the
Fund.
                                                     Year          Year
                                                    ended         ended
                                                  8-31-03       8-31-04
Increase (decrease) in net assets
From operations

Net investment income                          $4,108,471    $4,133,220
Net realized gain                                 100,961        58,667
Change in net unrealized
appreciation (depreciation)                    (1,118,381)    2,657,656

Increase in net assets resulting
from operations                                 3,091,051     6,849,543

Distributions to shareholders
From net investment income
Class A                                        (2,945,958)   (2,961,505)
Class B                                          (889,670)     (837,561)
Class C                                          (215,566)     (269,816)
                                               (4,051,194)   (4,068,882)
From Fund share transactions                    5,403,956     2,139,369

Net assets
Beginning of period                            91,827,221    96,271,034

End of period 1                               $96,271,034  $101,191,064

1 Includes accumulated net investment income of $6,856 and $6,806, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

CLASS A SHARES


The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                            8-31-00     8-31-01     8-31-02 1   8-31-03     8-31-04
Per share operating performance
Net asset value,
beginning of period                      $11.85      $11.80      $12.41      $12.50      $12.38
Net investment income 2                    0.64        0.59        0.58        0.57        0.56
Net realized and unrealized gain
(loss) on investments                     (0.05)       0.61        0.08       (0.13)       0.36
Total from
investment operations                      0.59        1.20        0.66        0.44        0.92
Less distributions
From net investment income                (0.64)      (0.59)      (0.57)      (0.56)      (0.55)
Net asset value, end of period           $11.80      $12.41      $12.50      $12.38      $12.75
Total return 3 (%)                         5.16 4     10.44 4      5.54        3.57        7.55

Ratios and supplemental data
Net assets, end of period
(in millions)                               $60         $63         $65         $66         $71
Ratio of expenses
to average net assets (%)                  0.77        0.97        1.03        1.02        1.01
Ratio of adjusted expenses
to average net assets 5 (%)                1.09        1.05          --          --          --
Ratio of net investment income
to average net assets (%)                  5.54        4.90        4.72        4.54        4.40
Portfolio turnover (%)                       19          17          15          13          44

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS B SHARES


Period ended                            8-31-00     8-31-01     8-31-02 1   8-31-03     8-31-04
Per share operating performance
Net asset value,
beginning of period                      $11.85      $11.80      $12.41      $12.50      $12.38
Net investment income 2                    0.56        0.51        0.50        0.49        0.47
Net realized and unrealized gain
(loss) on investments                     (0.05)       0.61        0.08       (0.13)       0.36
Total from
investment operations                      0.51        1.12        0.58        0.36        0.83
Less distributions
From net investment income                (0.56)      (0.51)      (0.49)      (0.48)      (0.46)
Net asset value, end of period           $11.80      $12.41      $12.50      $12.38      $12.75
Total return 3 (%)                         4.43 4      9.67 4      4.80        2.85        6.80

Ratios and supplemental data
Net assets, end of period
(in millions)                               $14         $19         $23         $23         $23
Ratio of expenses
to average net assets (%)                  1.47        1.67        1.73        1.72        1.71
Ratio of adjusted expenses
to average net assets 5 (%)                1.79        1.75          --          --          --
Ratio of net investment income
to average net assets (%)                  4.84        4.20        4.02        3.83        3.70
Portfolio turnover (%)                       19          17          15          13          44

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS C SHARES


Period ended                            8-31-00     8-31-01     8-31-02 1   8-31-03     8-31-04
Per share operating performance
Net asset value,
beginning of period                      $11.85      $11.80      $12.41      $12.50      $12.38
Net investment income 2                    0.56        0.51        0.50        0.48        0.47
Net realized and unrealized gain
(loss) on investments                     (0.05)       0.61        0.08       (0.12)       0.36
Total from
investment operations                      0.51        1.12        0.58        0.36        0.83
Less distributions
From net investment income                (0.56)      (0.51)      (0.49)      (0.48)      (0.46)
Net asset value, end of period           $11.80      $12.41      $12.50      $12.38      $12.75
Total return 3 (%)                         4.43 4      9.67 4      4.80        2.85        6.80

Ratios and supplemental data
Net assets, end of period
(in millions)                                $1          $2          $4          $7          $8
Ratio of expenses
to average net assets (%)                  1.47        1.67        1.73        1.72        1.71
Ratio of adjusted expenses
to average net assets 5(%)                 1.79        1.75          --          --          --
Ratio of net investment income
to average net assets (%)                  4.84        4.20        4.02        3.81        3.69
Portfolio turnover (%)                       19          17          15          13          44


1 As required, effective 9-1-01, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended 8-31-02, was to increase net investment income per share by $0.01, decrease net realized and unrealized gain per share by $0.01 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 4.68%, 3.98% and 3.98%, for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 9-1-01, have not been restated to reflect this change in presentation.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Does not take into consideration expense reductions during the periods shown.

See notes to
financial statements.

NOTES TO
STATEMENTS

Note A
Accounting policies

John Hancock Massachusetts Tax-Free Income Fund (the "Fund") is a non-diversified series of John Hancock Tax-Exempt Series Fund, an open-end management investment company registered under the Investment Company Act of 1940. The Fund seeks a high level of current income, consistent with the preservation of capital, that is exempt from federal and Massa chusetts personal income taxes. Since the Fund invests primarily in Massachusetts issuers, the Fund may be affected by political, economic or regulatory developments in the state of Massachusetts.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares, in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value, as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribu tion and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agree ment with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended August 31, 2004.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $5,846 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire amount of the loss carryforward expires August 31, 2008.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended August 31, 2003, the tax character of distributions paid was as follows: ordinary income $28,305, exempt income $4,022,889, and during the year ended August 31, 2004, ordinary income $13,349, and exempt income $4,055,533. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of August 31, 2004, the components of dis tributable earnings on a tax basis included $21,538 of undistributed exempt income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B

Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $250,000,000 of the Fund's average daily net asset value, (b) 0.45% of the next $250,000,000, (c) 0.425% of the next
$500,000,000, (d) 0.40% of the next $250,000,000 and (e) 0.30% of the
Fund's average daily net asset value in excess of $1,250,000,000.

The Fund has an agreement with its custodian bank under which custody fees are reduced by balance credits applied during the year. Accordingly, the expense reductions related to custody fee offsets amounted to $336, which had no impact on the Fund's ratio of expens es to average net assets, for the year ended August 31, 2004. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset values. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended August 31, 2004, JH Funds received net up-front sales charges of $204,448 with regard to sales of Class A shares. Of this amount, $25,055 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $137,170 was paid as sales commissions to unrelated broker-dealers and $42,223 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. Prior to July 15, 2004, Class C shares were assessed up-front sales charges. During the year ended August 31, 2004, JH Funds received net up-front sales charges of $11,221 with regard to sales of Class C shares, all of which was paid as sales commissions to unrelated broker-dealers.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended August 31, 2004, CDSCs received by JH Funds amounted to $52,100 for Class B shares and $1,092 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.01% of each class's average daily net asset values, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. There were no transfer agent fee reductions during the year ended August 31, 2004. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $27,624. The Fund also paid the Adviser the amount of $1,388 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.


                                    Year ended 8-31-03                Year ended 8-31-04
                              Shares            Amount         Shares             Amount
Class A shares
Sold                         553,916        $6,981,062        827,723        $10,482,174
Distributions reinvested     162,096         2,040,404        168,113          2,128,254
Repurchased                 (584,690)       (7,374,074)      (749,433)        (9,428,790)
Net increase                 131,322        $1,647,392        246,403         $3,181,638

Class B shares
Sold                         373,106        $4,703,997        156,152         $1,983,330
Distributions reinvested      46,309           582,898         44,634            565,032
Repurchased                 (379,501)       (4,790,871)      (318,196)        (4,019,229)
Net increase (decrease)       39,914          $496,024       (117,410)       ($1,470,867)

Class C shares
Sold                         306,670        $3,884,697        152,291         $1,934,096
Distributions reinvested      10,370           130,555         13,706            173,431
Repurchased                  (59,579)         (754,712)      (131,799)        (1,678,929)
Net increase                 257,461        $3,260,540         34,198           $428,598

Net increase                 428,697        $5,403,956        163,191         $2,139,369


Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended August 31, 2004, aggre gated $47,475,156 and $42,499,496, respectively.

The cost of investments owned on August 31, 2004, including short-term investments, for federal income tax purposes was $92,932,915. Gross unrealized appreciation and depreciation of investments aggregated $7,307,076 and $110,813, respectively, resulting in net unrealized appreciation of $7,196,263. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to tax deferral of losses on certain sales of securities and accretion of discounts on debt securities.

Note E
Reclassification
of accounts

During the year ended August 31, 2004, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $8,191, a decrease in accumulated net investment income of $64,388 and an increase in capital paid-in of $56,197. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of August 31, 2004. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, and book and tax differences in accounting for deferred compensation and accretion of market discount tax adjustment. The calculation of net investment income per share in the Fund's Financial Highlights excludes these adjustments.

AUDITORS'
REPORT

Report of
Independent
Registered Public
Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Massachusetts Tax-Free Income Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Massachusetts Tax-Free Income Fund (the "Fund") at August 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 8, 2004

TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended August 31, 2004.

None of the 2004 income dividends qualify for the corporate dividends-received deduction. Shareholders who are not subject to the alternative minimum tax received income dividends that are 99.67% tax-exempt. The percentage of income dividends from the Fund subject to the alternative minimum tax is 14.78%. None of the income dividends were derived from U.S. Treasury Bills.

For specific information on exception provisions in your state, consult your local state tax officer or your tax adviser. Shareholders will be mailed a 2004 U.S. Treasury Department Form 1099-DIV in January 2005. This will reflect the total of all distributions that are taxable for calendar year 2004.

TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.


Independent Trustees

Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
Charles L. Ladner, 2 Born: 1938                                                             2004                48
Independent Chairman (since 2004); Chairman and Trustee, Dunwoody
Village, Inc. (retirement services) (until 2003); Senior Vice President and
Chief Financial Officer, UGI Corporation (Public Utility Holding Company)
(retired 1998); Vice President and Director for AmeriGas, Inc. (retired
1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History
Association (since 2001).

Dennis S. Aronowitz, Born: 1931                                                             1987                20
Professor of Law, Emeritus, Boston University School of Law
(as of 1996); Director, Brookline Bancorp (since 1998).

Richard P. Chapman, Jr., Born: 1935                                                         1987                20
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William J. Cosgrove, Born: 1933                                                             1991                20
Vice President, Senior Banker and Senior Credit Officer, Citibank, N.A.
(retired 1991); Executive Vice President, Citadel Group Representatives,
Inc. (financial reinsurance); Director, Hudson City Savings Bank (since 1995);
Director, Hudson City Bancorp (since 1999); Trustee, Scholarship Fund for
Inner City Children (since 1986).

Richard A. Farrell, Born: 1932                                                              1996                20
President, Farrell, Healer & Co., Inc. (venture capital management firm)
(since 1980) and President, the Venture Capital Fund of NE (since 1980);
prior to 1980, headed the venture capital group at Bank of Boston Corporation;
Trustee, Marblehead Savings Bank (since 1994).

William F. Glavin, 2 Born: 1932                                                             1996                20
President Emeritus, Babson College (as of 1998); Vice Chairman, Xerox
Corporation (until 1989); Director, Reebok, Inc. (until 2002) and Inco Ltd.
(until 2002).


28



Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
John A. Moore, 2 Born: 1939                                                                 1996                30
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Chief Scientist, Sciences
International (health research) (until 2003); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

Patti McGill Peterson, 2 Born: 1943                                                         1996                30
Executive Director, Council for International Exchange of Scholars and
Vice President, Institute of International Education (since 1998);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until
1998); Former President of Wells College and St. Lawrence University;
Director, Niagara Mohawk Power Corporation (until 2003); Director, Ford
Foundation, International Fellowships Program (since 2002); Director,
Lois Roth Endowment (since 2002); Director, Council for International
Educational Exchange (since 2003).

John W. Pratt, Born: 1931                                                                   1996                20
Professor of Business Administration Emeritus, Harvard University
Graduate School of Business Administration (as of 1998).

Non-Independent Trustees 3

Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee

James A. Shepherdson, Born: 1952                                                            2004                48
President and Chief Executive Officer
Executive Vice President, Manulife Financial Corporation; Chairman,
Director, President and Chief Executive Officer, John Hancock Advisers,
LLC and The Berkeley Group; Chairman, Director, President and Chief
Executive Officer, John Hancock Funds, LLC; Chairman, President,
Director and Chief Executive Officer, Sovereign Asset Management
Corporation ("SAMCorp"); President, John Hancock Retirement
Services, John Hancock Life Insurance Company (until 2004); Chairman,
Essex Corporation (until 2004); Co-Chief Executive Officer, MetLife
Investors Group (until 2003); Senior Vice President, AXA/Equitable
Insurance Company (until 2000).


Principal officers who are not Trustees

Name, age
Position(s) held with Fund                                                                                      Officer
Principal occupation(s) and                                                                                     of Fund
directorships during past 5 years                                                                               since
Richard A. Brown, Born: 1949                                                                                    2001
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).


25



Name, age
Position(s) held with Fund                                                                                      Officer
Principal occupation(s) and                                                                                     of Fund
directorships during past 5 years                                                                               since
William H. King, Born: 1952                                                                                     1988
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     1987
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.


The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-independent Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.

OUR FAMILY
OF FUNDS
----------------------------------------------------------
Equity                  Balanced Fund
                        Classic Value Fund
                        Core Equity Fund
                        Focused Equity Fund
                        Growth Trends Fund
                        International Fund
                        Large Cap Equity Fund
                        Large Cap Growth Fund
                        Large Cap Select Fund
                        Mid Cap Growth Fund
                        Multi Cap Growth Fund
                        Small Cap Equity Fund
                        Small Cap Growth Fund
                        Sovereign Investors Fund
                        U.S. Global Leaders Growth Fund

----------------------------------------------------------
Sector                  Biotechnology Fund
                        Financial Industries Fund
                        Health Sciences Fund
                        Real Estate Fund
                        Regional Bank Fund
                        Technology Fund

----------------------------------------------------------
Income                  Bond Fund
                        Government Income Fund
                        High Income Fund
                        High Yield Fund
                        Investment Grade Bond Fund
                        Strategic Income Fund

----------------------------------------------------------
Tax-Free Income         California Tax-Free Income Fund
                        High Yield Municipal Bond Fund
                        Massachusetts Tax-Free Income Fund
                        New York Tax-Free Income Fund
                        Tax-Free Bond Fund

----------------------------------------------------------
Money Market            Money Market Fund
                        U.S. Government Cash Reserve


A fund's investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit our Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Now available from
John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhancock.com/funds/edelivery

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone          On the Fund's Web site    On the SEC's Web site

1-800-225-5291    www.jhfunds.com/proxy     www.sec.gov


Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Principal distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Independent registered
public accounting firm

PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

How to contact us

Internet    www.jhfunds.com

Mail        Regular mail:                        Express mail:
            John Hancock                         John Hancock
            Signature Services, Inc.             Signature Services, Inc.
            1 John Hancock Way, Suite 1000       Mutual Fund Image Operations
            Boston, MA 02217-1000                529 Main Street
                                                 Charlestown, MA 02129

Phone       Customer service representatives     1-800-225-5291
            24-hour automated information        1-800-338-8080
            TDD line  1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarte r on our Web site, or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Massachusetts Tax-Free Income Fund.


7700A  8/04
      10/04


ITEM 2.  CODE OF ETHICS.

As of the end of the period, August 31, 2004, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

William F. Glavin is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant's annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $37,200 for the fiscal year ended August 31, 2003 (broken out as follows:
John Hancock Massachusetts Tax-Free Income Fund - $18,600 and John Hancock New York Tax-Free Income Fund - $18,600) and $39,000 for the fiscal year ended August 31, 2004 (broken out as follows: John Hancock Massachusetts Tax-Free Income Fund - $19,500 and John Hancock New York Tax-Free Income Fund - $19,500). These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services
There were no audit-related fees during the fiscal year ended August 31, 2003 and fiscal year ended August 31, 2004 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning ("tax fees") amounted to $6,000 for the fiscal year ended August 31, 2003 (broken out as follows: John Hancock Massachusetts Tax-Free Income Fund - $3,000 and John Hancock New York Tax-Free Income Fund - $3,000) and $6,400 for the fiscal year ended August 31, 2004 (broken out as follows: John Hancock Massachusetts Tax-Free Income Fund - $3,200 and John Hancock New York Tax-Free Income Fund - $3,200). The nature of the services comprising the tax fees was the review of the registrant's income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees
There were no other fees during the fiscal year ended August 31, 2003 and fiscal year ended August 31, 2004 billed to the registrant or to the control affiliates.

(e) (1) See attachment "Approval of Audit, Audit-related, Tax and Other Services", with the audit committee pre-approval policies and procedures.

(e)(2) There were no fees that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended August 31, 2003 and August 31, 2004 on behalf of the registrant or on behalf of the control affiliates that relate directly to the operations and financial reporting of the registrant.

(f) According to the registrant's principal accountant, for the fiscal year ended August 31, 2004, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $6,000 for the fiscal year ended August 31, 2003 and $13,150 for the fiscal year ended August 31, 2004.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Approval of Audit, Audit-related, Tax and Other Services is attached.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Exempt Series Fund


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    October 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:   October 25, 2004

By:
    -----------------------
    Richard A. Brown
    Senior Vice President and Chief Financial Officer

Date:   October 25, 2004